Non-Current Assets or Disposal Groups Classified as Held For Sale	12 Months Ended
Dec. 31, 2018
NON-CURRENT ASSETS OR DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE
Non-Current Assets or Disposal Groups Classified as Held For Sale

5.    NON-CURRENT ASSETS OR DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE.

i.   Electrogas S.A.

On December 16, 2016, our subsidiary Enel Generación Chile S.A. signed an agreement to sell all shares of its equity method investee Electrogas S.A., representing a 42.5% ownership interest, to Aerio Chile SpA (“Aerio Chile”) which is an indirectly wholly-owned subsidiary of REN – Redes Energéticas Nacionais, S.G.P.S., S.A., under which Enel Generación Chile sold all its shares in Electrogas S.A., representing 42.5% of the capital of said company. The total price was US$180 million, which was paid on the closing date of the referred transaction. Finally, the amount collected was ThCh$115,582,806 and originated a pre-tax gain of ThCh $ 105,311,912 (see Notes 8.d and 30, respectively).

Electrogas S.A. is a private corporation whose purpose is to provide services of transportation of natural gas and other fuels, on its own and on behalf of third parties. In order to provide its services, it can build, operate and maintain gas and oil pipelines, polyducts and supplementary facilities.